Derivative Financial Instruments - Summary of Hedging Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about hedging instruments [abstract]
Fair value of non derivative instruments designated as hedging	$ 6,183	$ 6,905